Transactions with related parties - Statements of Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Transactions with related parties,
Charter hire commissions	$ 811	$ 826
Executive services fee	291	296
Administrative service fee	60	60
Management fees	$ 3,168	$ 3,076